Income Taxes - Deferred Tax Presented in Consolidated Statement of Financial Position (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ 46,675	$ 34,765
Deferred tax liabilities	(37,326)	(9,290)
Net deferred tax assets	$ 9,349	$ 25,475